Other Non-Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current other non-financial liabilities
Non-current contract liabilities	€ 3,184	€ 2,000
Total non-current other non-financial liabilities	3,184	2,000
Vacation accruals	2,929	2,010
Payroll tax and social security	2,560	2,816
Share-based payment liability	642
Miscellaneous other current non-financial liabilities	2,247	1,883
Total current other non-financial liabilities	8,378	6,709
Total other non-financial liabilities	11,562	€ 8,709
2024 Executive Bonus Scheme
Non-current other non-financial liabilities
Share-based payment liability	€ 642